Statement of changes in equity - ZAR (R) R in Millions		Shareholders' equity	Share capital	Share repurchase programme	Share-based payment reserve	Investment fair value reserve	Foreign currency translation reserve	Cash flow hedge accounting reserve	Remeasurements on post-retirement benefit obligations	Retained earnings	Non-controlling interests in subsidiaries	Total
Balance at beginning of year at Jun. 30, 2016		R 206,997	R 29,282	R (2,641)	R (13,582)	R 26	R 33,316	R (1,788)	R (2,533)	R 164,917	R 5,421	R 212,418
Share-based payment expense		463			463							463
Long-term incentive scheme converted to equity-settled	[1]	645			645							645
Long-term incentives vested and settled					(51)					51
Total comprehensive income for the year		12,234				7	(10,031)	1,141	743	20,374	1,091	13,325
Profit		20,374								20,374	1,139	21,513
other comprehensive income for the year		(8,140)				7	(10,031)	1,141	743		(48)	(8,188)
Dividends paid		(8,628)								(8,628)	(989)	(9,617)
Balance at end of year at Jun. 30, 2017		211,711	29,282	(2,641)	(12,525)	33	23,285	(647)	(1,790)	176,714	5,523	217,234
Transactions with non-controlling shareholders											(51)	(51)
Movement in share-based payment reserve		989			989							989
Share-based payment expense		823			823							823
Deferred tax		166			166							166
Unwind of Sasol Inzalo transaction		557	(12,698)		6,999					6,256	(557)
Repurchase of shares		557	(12,698)		12,698					557	(557)
Shares-based payment reserve to retained earnings					(5,699)					5,699
Long-term incentives vested and settled					(605)					605
Implementation of Sasol Khanyisa transaction		2,953	1,832		1,121							2,953
Share-based payment expense		2,953			2,953							2,953
Shares issued to Sasol Khanyisa Employee Trust			1,832		(1,832)
Repurchase of shares			(2,641)	R 2,641
Total comprehensive income for the year		14,727				10	5,215	827	(54)	8,729	1,433	16,160
Profit		8,729								8,729	1,417	10,146
other comprehensive income for the year		5,998				10	5,215	827	(54)		16	6,014
Dividends paid		(7,952)								(7,952)	(725)	(8,677)
Balance at end of year at Jun. 30, 2018		222,985	15,775		(4,021)	43	28,500	180	(1,844)	184,352	5,623	228,608
Disposal of business		(52)					(52)					(52)
Movement in share-based payment reserve		1,552			1,552							1,552
Share-based payment expense		707			707							707
Sasol Khanyisa transaction		952			952							952
Deferred tax		(107)			(107)							(107)
Unwind of Sasol Inzalo transaction		(1,372)	(5,887)		3,452					1,063		(1,372)
Repurchase of shares			(5,887)		5,887
Final distribution to Sasol Inzalo Public		(1,372)								(1,372)		(1,372)
Shares-based payment reserve to retained earnings					(2,435)					2,435
Long-term incentives vested and settled					(573)					573
Total comprehensive income for the year		5,377				89	1,530	(180)	(360)	4,298	1,785	7,162
Profit		4,298								4,298	1,776	6,074
other comprehensive income for the year		1,079				89	1,530	R (180)	(360)		9	1,088
Dividends paid		(8,580)								(8,580)	(1,523)	(10,103)
Balance at end of year at Jun. 30, 2019		R 219,910	R 9,888		R 410	R 132	R 29,978		R (2,204)	R 181,706	R 5,885	R 225,795

[1]	Refer to note 35 for further detail on the conversion of the long-term incentive scheme.